Remuneration System for the Management Board and Employees of the Group - Summary of Fair Value of Performance Shares (Details)	12 Months Ended
Dec. 31, 2021 EUR (€) yr € / shares Rate
Fair Value of Performance Shares [Line Items]
Performance Term of Share Based Program, Years | yr	4
2020 April Performance Share Unit [Member]
Fair Value of Performance Shares [Line Items]
Share Price on Grant Date in | € / shares	€ 33.35
Performance Term of Share Based Program, Years | yr	2.25
Risk-free Interest Rate	-0.65
Fair Value on | €	€ 2.52
2020 April Performance Share Unit [Member] | Morphosys Share [Member]
Fair Value of Performance Shares [Line Items]
Expected Volatility	41.71%
2020 April Performance Share Unit [Member] | NASDAQ Biotech index [member]
Fair Value of Performance Shares [Line Items]
Expected Volatility	22.79%
2020 June Performance Share Unit [Member]
Fair Value of Performance Shares [Line Items]
Share Price on Grant Date in | € / shares	€ 33.35
Performance Term of Share Based Program, Years | yr	2.42
Risk-free Interest Rate	-0.65
Fair Value on | €	€ 4.10
2020 June Performance Share Unit [Member] | Morphosys Share [Member]
Fair Value of Performance Shares [Line Items]
Expected Volatility	40.44%
2020 June Performance Share Unit [Member] | NASDAQ Biotech index [member]
Fair Value of Performance Shares [Line Items]
Expected Volatility	22.22%
2021 April Performance Share Unit [Member]
Fair Value of Performance Shares [Line Items]
Share Price on Grant Date in | € / shares	€ 33.35
Performance Term of Share Based Program, Years | yr	3.25
Risk-free Interest Rate	-0.65
2021 April Performance Share Unit [Member] | Morphosys Share [Member]
Fair Value of Performance Shares [Line Items]
Expected Volatility	45.99%
2021 April Performance Share Unit [Member] | NASDAQ Biotech index [member]
Fair Value of Performance Shares [Line Items]
Expected Volatility	21.43%
2021 October Performance Share Unit [Member]
Fair Value of Performance Shares [Line Items]
Performance Term of Share Based Program, Years | yr	3.75
Risk-free Interest Rate	-0.59
Fair Value on | €	€ 19.88
2021 October Performance Share Unit [Member] | Morphosys Share [Member]
Fair Value of Performance Shares [Line Items]
Expected Volatility	44.34%
2021 October Performance Share Unit [Member] | NASDAQ Biotech index [member]
Fair Value of Performance Shares [Line Items]
Expected Volatility	20.92%